Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Operating Leases
Right-of-use assets (Note 4)	$ 3,860	$ 3,860	$ 1,269
Lease liability	3,860	3,860
Operating lease payments	$ 300	$ 600
Weighted average discount rate (as a percent)	7.60%	7.60%
Weighted average remaining lease term	2 years 7 months 6 days	2 years 7 months 6 days
Partnership's lease liabilities from leased-in equipment
2025 (excluding the six months ended June 30, 2025)	$ 627	$ 627
2026	1,254	1,254
2027	1,254	1,254
2028	1,254	1,254
Total	4,389	4,389
Less imputed interest	529	529
Carrying value of operating lease liabilities	$ 3,860	$ 3,860